UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		2/13/2012
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2011

Form 13F Information Table Entry Total:  	44

Form 13F Information Table Value Total:  	$426,452
					 	(thousands)

List of Other Included Managers: 		NONE

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							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ACUITY BRANDS INC	COM			00508Y102	$8,649		163,190		SH		SOLE	NONE	163,190
ADA ES INC		COM			005208103	$1,729		76,352		SH		SOLE	NONE	76,352
AGRIUM INC		COM			008916108	$6,711		100,000		SH		SOLE	NONE	100,000
AMERICAN TOWER CORP	CL A			029912201	$1,212		20,200		SH		SOLE	NONE	20,200
CALPINE CORP		COM NEW			131347304	$1,425		87,290		SH		SOLE	NONE	87,290
CARRIZO OIL & CO INC	COM			144577103	$2,545		96,600		SH		SOLE	NONE	96,600
CASTLE A M & CO		COM			148411101	$473		50,000		SH		SOLE	NONE	50,000
CF INDS HLDGS INC	COM			125269100	$26,936		185,789		SH		SOLE	NONE	185,789
CINEMARK HOLDINGS INC	COM			17243V102	$26,324		1,423,700	SH		SOLE	NONE	1,423,700
CROWN CASTLE INTL CORP	COM			228227104	$1,344		30,000		SH		SOLE	NONE	30,000
CUMMINS INC		COM			231021106	$880		10,000		SH		SOLE	NONE	10,000
D R HORTON INC		COM			23331A109	$15,258		1,210,000	SH		SOLE	NONE	1,210,000
DRAGONWAVE INC		COM			26144M103	$242		70,000		SH		SOLE	NONE	70,000
DYCOM INDS INC		COM			267475101	$19,456		930,000		SH		SOLE	NONE	930,000
ENBRIDGE ENERGY PTNSL P	COM			29250R106	$332		10,000		SH		SOLE	NONE	10,000
ENTERPRISE PRODS PTNS L	COM			293792107	$2,319		50,000		SH		SOLE	NONE	50,000
EQUINIX INC 		NOTE 2.500% 4/1		29444UAF3	$1,033		1,000,000	PRN		SOLE	NONE	1,000,000
EQUINIX INC 		NOTE 3.000%10/1		29444UAG1	$559		500,000		PRN		SOLE	NONE	500,000
FLOTEK INDS INC DEL	COM			343389102	$11,179		1,122,396	SH		SOLE	NONE	1,122,396
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	$1,239		1,250,000	PRN		SOLE	NONE	1,250,000
FOSTER L B CO		COM			350060109	$599		21,160		SH		SOLE	NONE	21,160
FUEL SYS SOLUTIONS INC	COM			35952W103	$1,064		64,550		SH		SOLE	NONE	64,550
GENERAL MTRS CO		COM			37045V100	$24,301		1,198,886	SH		SOLE	NONE	1,198,886
GENERAL MTRS CO		*W EXP 07/10/201	37045V118	$5,122		436,621		SH		SOLE	NONE	436,621
GENERAL MTRS CO		*W EXP 07/10/201	37045V126	$3,414		436,621		SH		SOLE	NONE	436,621
HALLIBURTON CO		COM			406216101	$8,565		248,200		SH		SOLE	NONE	248,200
HELMERICH & PAYNE INC	COM			423452101	$4,751		81,410		SH		SOLE	NONE	81,410
KEY ENERGY SVCS INC	COM			492914106	$12,073		780,400		SH		SOLE	NONE	780,400
KODIAK OIL & GAS CORP	COM			50015Q100	$713		75,000		SH		SOLE	NONE	75,000
MASTEC INC		COM			576323109	$18,387		1,058,565	SH		SOLE	NONE	1,058,565
NATIONAL OILWELL VARCO	COM			637071101	$7,333		107,850		SH		SOLE	NONE	107,850
NOBLE CORPORATION BAAR	NAMEN -AKT		H5833N103	$302		10,000		SH		SOLE	NONE	10,000
NOBLE ENERGY INC	COM			655044105	$7,938		84,100		SH		SOLE	NONE	84,100
NUANCE COMMUNICATIONS	COM			67020Y100	$37,493		1,490,183	SH		SOLE	NONE	1,490,183
NXP SEMICONDUCTORS N V	COM			N6596X109	$13,836		900,200		SH		SOLE	NONE	900,200
OASIS PETE INC NEW	COM			674215108	$5,842		200,822		SH		SOLE	NONE	200,822
PRECISION DRILLING CORP	COM 2010		74022D308	$8,465		825,000		SH		SOLE	NONE	825,000
QUANTA SVCS INC		COM			74762E102	$41,364		1,920,357	SH		SOLE	NONE	1,920,357
REGAL ENTMT GROUP	CL A			758766109	$30,447		2,550,000	SH		SOLE	NONE	2,550,000
SBA COMMUNICATIONS CORP	COM			78388J106	$11,388		265,085		SH		SOLE	NONE	265,085
SM ENERGY CO		COM			78454L100	$731		10,000		SH		SOLE	NONE	10,000
TESCO CORP		COM			88157K101	$330		26,116		SH		SOLE	NONE	26,116
WALTER ENERGY INC	COM			93317Q105	$21,636		357,270		SH		SOLE	NONE	357,270
WHITING PETE CORP NEW	COM			966387102	$30,512		653,500		SH		SOLE	NONE	653,500

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